Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands					3 Months Ended			12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 12, 2021 CNY (¥)	Dec. 31, 2020	Dec. 20, 2020 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Proceeds from noncontrolling interests					$ 253,365	¥ 1,660,000	¥ 0	$ 0	¥ 0	¥ 98,010	¥ 0
Guangdong Utrust [Member] | Chengxing [Member]
Payable to non controlling interest non current	¥ 500,000					500,000
Proceeds from noncontrolling interests		¥ 500,000
Guangzhou GET Investment [Member] | Chengxing [Member]
Payable to non controlling interest non current	1,000,000					¥ 1,000,000
Proceeds from noncontrolling interests	¥ 1,000,000
Maximum [Member] | Guangdong Utrust [Member] | Chengxing [Member]
Non controlling interest common stock strike price interest rate payable percentage	6.00%					6.00%
Minimum [Member] | Guangdong Utrust [Member] | Chengxing [Member]
Non controlling interest common stock strike price interest rate payable percentage	3.00%					3.00%
Call Option [Member] | Guangdong Utrust [Member] | Chengxing [Member]
Non controlling interest strike price redeemable stock redemption requirement	¥ 500,000					¥ 500,000
Non controlling interest common stock strike price interest rate payable percentage	3.00%					3.00%
Call Option [Member] | Guangzhou GET Investment [Member] | Chengxing [Member]
Non controlling interest strike price redeemable stock redemption requirement	¥ 1,000,000					¥ 1,000,000
Non controlling interest common stock strike price interest rate payable percentage	4.00%					4.00%
Chengxing [Member] | Guangdong Utrust [Member]
Non controlling interest ownership percentage	0.3067%					0.3067%
Chengxing [Member] | Guangzhou GET Investment [Member]
Non controlling interest ownership percentage	1.064%					1.064%
Kunpeng Chuangye LLP [Member]
Term of the operating agreement with limited liability partnership				9 years
Kunpeng Chuangye LLP [Member] | Chengxing [Member]
Payment to acquire interest in limited liability partnership				¥ 200,000
Percentage of investment in limited liability partnership			55.554%
Kunpeng Chuangye LLP [Member] | Guangzhou Xiaopeng Automatic Driving Technology Co Ltd [Member]
Payment to acquire interest in limited liability partnership				10
Percentage of investment in limited liability partnership			0.0028%
Kunpeng Chuangye LLP [Member] | Guangzhou GET Investment [Member]
Payment to acquire interest in limited liability partnership				¥ 160,000
Percentage of investment in limited liability partnership			44.4432%
Payable to non controlling interest non current	¥ 160,000					¥ 160,000
Interest rate on limited liability partnership investment	4.00%					4.00%